Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
Current leasing arrangements
We have operating leases relating to our premises, for which we are the lessee. The most significant leases are for our offices in Houston, Liverpool, Stavanger, Rio de Janeiro, Luanda and, up until the reduction in the lease term as a result of the planned 2024 office close, London. In accordance with Topic 842, we record lease liabilities and associated right-of-use assets for our portfolio of operating leases.
We also continue to lease three of our benign environment jackup rigs, namely West Castor, West Telesto, and West Tucana, to Gulfdrill, a joint venture, for a contract with GDI in Qatar. On July 1, 2022 we commenced a lease for our benign environment floater, West Gemini, to our Sonadrill joint venture at a nominal charter rate. As a lessor we recognize the associated revenue over the lease term in accordance with Topic 842.
Lease fair value and Chapter 11
In accordance with bankruptcy guidance, Seadrill follows specific guidance for assumed leases under ASC 842 and ASC 805. Liabilities and assets associated with assumed leases are recognized as of the date of emergence in accordance with the provisions of ASC 805. Leases are one of the limited exceptions to the fair value recognition and measurement principles under ASC 805. At emergence, assumed leases are remeasured using the remaining lease term (including consideration for any lessee options that are reasonably certain of exercise), the remaining lease payments, and the updated discount rate for the successor entity reflective of the new lease term. Additionally, under this guidance, the successor entity is required to retain the predecessor’s previous lease classification, unless the lease is modified.
Further, in accordance with ASC 805, Seadrill adjusted its acquired operating lease right-of-use ("ROU") assets to the amount of the corresponding lease liabilities, taking into account any favorable or unfavorable terms of the lease compared to market terms. To determine any favorable or unfavorable terms, Seadrill considered all the terms of the lease, including rent payments, options for renewal or termination, purchase options, and lease incentives. As part of its fresh-start valuation, Seadrill decreased the ROU asset by $9 million for the West Hercules and $13 million for the West Linus SFL bareboat charters due to off-market rental payments. These leases expired in November 2022 and January 2023, respectively. Refer to Note 5 – "Fresh Start Accounting" for further details of the adjustments recorded on fresh start accounting.
Lease liabilities (Short-term and Long-term)
In accordance with ASC 805, acquired operating lease liabilities should be measured as if they were new leases following the guidance under ASC 842 (e.g., reassessment of the lease term, incremental borrowing rate ("IBR"), lease payments, purchase options). Therefore, all assumed lease liabilities were measured at the present value of remaining lease payments discounted at the IBR of the successor on the date of remeasurement (i.e., the Effective Date).
Undiscounted cashflows of operating leases
For operating leases where we are the lessee, our future undiscounted cash flows as of December 31, 2023, were as follows:

(In $ millions)	Year ended December 31, 2023
2024	2
2025	1
2026	1
2027 and thereafter	2
Total	6
Reconciliation between undiscounted cashflows and operating lease liability
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as of December 31, 2023:

(In $ millions)	December 31, 2023	December 31, 2022
Total undiscounted cash flows	6	11
Less discount	(2)	(2)
Operating lease liability	4	9
Of which:
Current	2	3
Non-current	2	6
Total	4	9
Other supplementary information
The following table gives supplementary information regarding our lease accounting at December 31, 2023:

	Successor		Predecessor
(In $ million)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Operating lease cost:
Operating lease cost	4	36	4	42
Short-term lease cost	—	3	1	1
Total lease cost	4	39	5	43

Other information:
Cash paid for lease liabilities- operating cash flows	4	39	5	41
ROU assets obtained in exchange for lease liabilities	—	—	24	24
Weighted-average remaining lease term in months	47	52	22	19
Weighted-average discount rate	10%	10%	9%	10%
Undiscounted cashflows under lessor arrangements
For operating leases where we are the lessor, our estimated future undiscounted cashflows as of December 31, 2023, were as follows. These estimates include future charter revenue from the rigs leased to Gulfdrill but do not include the future amortization of the liability recognized in respect of the Sonadrill arrangement.

(In $ millions)	Year ended December 31, 2023
2024	53
2025	47
2026	6
Total	106
Refer to Note 9 – "Other revenue" for details of the revenues recorded in respect of the above leases.

Lessor	Leases
Current leasing arrangements
We have operating leases relating to our premises, for which we are the lessee. The most significant leases are for our offices in Houston, Liverpool, Stavanger, Rio de Janeiro, Luanda and, up until the reduction in the lease term as a result of the planned 2024 office close, London. In accordance with Topic 842, we record lease liabilities and associated right-of-use assets for our portfolio of operating leases.
We also continue to lease three of our benign environment jackup rigs, namely West Castor, West Telesto, and West Tucana, to Gulfdrill, a joint venture, for a contract with GDI in Qatar. On July 1, 2022 we commenced a lease for our benign environment floater, West Gemini, to our Sonadrill joint venture at a nominal charter rate. As a lessor we recognize the associated revenue over the lease term in accordance with Topic 842.
Lease fair value and Chapter 11
In accordance with bankruptcy guidance, Seadrill follows specific guidance for assumed leases under ASC 842 and ASC 805. Liabilities and assets associated with assumed leases are recognized as of the date of emergence in accordance with the provisions of ASC 805. Leases are one of the limited exceptions to the fair value recognition and measurement principles under ASC 805. At emergence, assumed leases are remeasured using the remaining lease term (including consideration for any lessee options that are reasonably certain of exercise), the remaining lease payments, and the updated discount rate for the successor entity reflective of the new lease term. Additionally, under this guidance, the successor entity is required to retain the predecessor’s previous lease classification, unless the lease is modified.
Further, in accordance with ASC 805, Seadrill adjusted its acquired operating lease right-of-use ("ROU") assets to the amount of the corresponding lease liabilities, taking into account any favorable or unfavorable terms of the lease compared to market terms. To determine any favorable or unfavorable terms, Seadrill considered all the terms of the lease, including rent payments, options for renewal or termination, purchase options, and lease incentives. As part of its fresh-start valuation, Seadrill decreased the ROU asset by $9 million for the West Hercules and $13 million for the West Linus SFL bareboat charters due to off-market rental payments. These leases expired in November 2022 and January 2023, respectively. Refer to Note 5 – "Fresh Start Accounting" for further details of the adjustments recorded on fresh start accounting.
Lease liabilities (Short-term and Long-term)
In accordance with ASC 805, acquired operating lease liabilities should be measured as if they were new leases following the guidance under ASC 842 (e.g., reassessment of the lease term, incremental borrowing rate ("IBR"), lease payments, purchase options). Therefore, all assumed lease liabilities were measured at the present value of remaining lease payments discounted at the IBR of the successor on the date of remeasurement (i.e., the Effective Date).
Undiscounted cashflows of operating leases
For operating leases where we are the lessee, our future undiscounted cash flows as of December 31, 2023, were as follows:

(In $ millions)	Year ended December 31, 2023
2024	2
2025	1
2026	1
2027 and thereafter	2
Total	6
Reconciliation between undiscounted cashflows and operating lease liability
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as of December 31, 2023:

(In $ millions)	December 31, 2023	December 31, 2022
Total undiscounted cash flows	6	11
Less discount	(2)	(2)
Operating lease liability	4	9
Of which:
Current	2	3
Non-current	2	6
Total	4	9
Other supplementary information
The following table gives supplementary information regarding our lease accounting at December 31, 2023:

	Successor		Predecessor
(In $ million)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Operating lease cost:
Operating lease cost	4	36	4	42
Short-term lease cost	—	3	1	1
Total lease cost	4	39	5	43

Other information:
Cash paid for lease liabilities- operating cash flows	4	39	5	41
ROU assets obtained in exchange for lease liabilities	—	—	24	24
Weighted-average remaining lease term in months	47	52	22	19
Weighted-average discount rate	10%	10%	9%	10%
Undiscounted cashflows under lessor arrangements
For operating leases where we are the lessor, our estimated future undiscounted cashflows as of December 31, 2023, were as follows. These estimates include future charter revenue from the rigs leased to Gulfdrill but do not include the future amortization of the liability recognized in respect of the Sonadrill arrangement.

(In $ millions)	Year ended December 31, 2023
2024	53
2025	47
2026	6
Total	106
Refer to Note 9 – "Other revenue" for details of the revenues recorded in respect of the above leases.